Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 1,963	$ 2,384
Fair value of plan assets	$ 1,312	$ 1,526